UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6474

Dreyfus Growth and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	01/31/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth And Income Fund, Inc.
January 31, 2011 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)
Consumer Discretionary--14.9%
Abercrombie & Fitch, Cl. A	33,300	1,678,653
Amazon.com	19,880a	3,372,443
Autoliv	24,090b	1,850,112
Carnival	128,418	5,741,569
Dick's Sporting Goods	51,260a	1,849,973
DIRECTV, Cl. A	73,060a	3,097,013
General Motors	37,880a,b	1,382,241
Guess?	35,830	1,532,807
Home Depot	41,952	1,542,575
Johnson Controls	141,150	5,418,749
Las Vegas Sands	36,600a	1,701,534
Limited Brands	121,380	3,549,151
Lowe's	84,470	2,094,856
Macy's	138,190	3,199,099
Netflix	11,020a,b	2,359,162
Newell Rubbermaid	163,130	3,140,253
News, Cl. A	153,350	2,303,317
Nordstrom	83,790	3,450,472
Omnicom Group	306,760	13,767,389
Stanley Black & Decker	32,770	2,381,724
Staples	230,670	5,146,248
Target	40,550	2,223,356
Time Warner	324,449	10,203,921
Walt Disney	64,500	2,507,115
		85,493,732
Consumer Staples--7.7%
CVS Caremark	43,142	1,475,456
Dr. Pepper Snapple Group	116,310	4,120,863
Energizer Holdings	28,790a	2,094,185
Estee Lauder, Cl. A	23,660	1,904,630
PepsiCo	221,348	14,234,890
Philip Morris International	184,335	10,551,335
Procter & Gamble	62,700	3,958,251
Walgreen	62,060	2,509,706
Whole Foods Market	63,420	3,279,448
		44,128,764
Energy--11.6%
Cameron International	49,680a	2,647,944
Chevron	6,080	577,174
ConocoPhillips	123,020	8,791,009
Exxon Mobil	377,540	30,459,927
Halliburton	59,270	2,667,150
Newfield Exploration	25,290a	1,850,469
Occidental Petroleum	88,500	8,556,180
Schlumberger	122,730	10,921,743
		66,471,596
Exchange Traded Funds--.1%
iShares Russell 1000 Value Index
Fund	12,800	848,384
Financial--15.4%
Aflac	38,830	2,235,831

American Express	119,870	5,199,961
Ameriprise Financial	49,170	3,031,330
Bank of America	638,220	8,762,761
Capital One Financial	75,730	3,647,157
Charles Schwab	132,320	2,388,376
Citigroup	918,960a	4,429,387
Comerica	55,020b	2,101,764
Franklin Resources	11,790	1,422,464
Goldman Sachs Group	27,613	4,518,039
Janus Capital Group	178,910b	2,309,728
JPMorgan Chase & Co.	326,905	14,691,111
Marsh & McLennan	101,460b	2,828,705
MetLife	138,330	6,331,364
Moody's	50,550b	1,484,654
Morgan Stanley	91,630	2,693,922
People's United Financial	50,040b	646,016
Prudential Financial	29,370	1,806,549
TD Ameritrade Holding	106,770b	2,180,243
Travelers	35,150	1,977,539
U.S. Bancorp	382,950	10,339,650
Wells Fargo & Co.	101,130	3,278,635
		88,305,186
Health Care--9.9%
Agilent Technologies	47,560a	1,989,435
Alexion Pharmaceuticals	19,560a	1,639,519
Allergan	27,060	1,910,707
Allscripts Healthcare Solutions	90,120a	1,902,433
Cardinal Health	101,210b	4,201,227
Covidien	58,760	2,789,337
Dendreon	38,140a,b	1,336,426
Express Scripts	43,470a	2,448,665
Hospira	30,610a	1,690,590
Illumina	23,440a,b	1,625,330
McKesson	30,880	2,321,250
Merck & Co.	231,730	7,686,484
Pfizer	901,512	16,425,549
Sanofi-Aventis, ADR	44,020	1,514,728
St. Jude Medical	54,990a	2,227,095
Vertex Pharmaceuticals	41,790a,b	1,625,213
Warner Chilcott, Cl. A	63,630	1,526,484
Watson Pharmaceuticals	34,400a,b	1,875,488
		56,735,960
Industrial--13.0%
Caterpillar	114,630	11,120,256
Cooper Industries	63,860	3,912,064
Cummins	38,220	4,046,734
Dover	99,583	6,383,270
Eaton	22,470	2,425,861
General Electric	865,800	17,437,212
Hubbell, Cl. B	33,710	2,064,400
Ingersoll-Rand	111,590b	5,267,048
Norfolk Southern	32,740	2,003,361
Owens Corning	67,650a,b	2,264,245
Pitney Bowes	432,756b	10,507,316
United Technologies	89,990	7,316,187
		74,747,954
Information Technology--17.9%
Akamai Technologies	60,240a	2,910,797

Amphenol, Cl. A	54,810	3,033,185
AOL	64,282a	1,511,913
Apple	47,597a	16,150,614
BMC Software	62,370a	2,975,049
Cree	54,660a,b	2,759,783
F5 Networks	19,790a,b	2,144,840
Google, Cl. A	15,796a	9,483,287
Informatica	42,420a,b	1,968,288
International Business Machines	62,060	10,053,720
Microsoft	119,379	3,309,783
NetApp	57,510a	3,147,522
OmniVision Technologies	50,700a	1,309,581
Oracle	265,870	8,515,816
Paychex	176,270b	5,640,640
QUALCOMM	306,290	16,579,478
Salesforce.com	17,530a	2,263,824
Teradata	73,980a	3,180,400
Trimble Navigation	73,680a	3,395,174
VMware, Cl. A	29,440a	2,517,709
		102,851,403
Materials--4.0%
Air Products & Chemicals	69,420	6,056,895
Crown Holdings	60,120a	2,005,603
Dow Chemical	84,390	2,994,157
Freeport-McMoRan Copper & Gold	59,462	6,466,493
Mosaic	40,450	3,278,068
Packaging Corp. of America	76,120	2,150,390
		22,951,606
Telecommunication Services--3.8%
AT&T	194,620	5,355,942
Vodafone Group, ADR	351,210b	9,960,316
Windstream	490,789b	6,287,007
		21,603,265
Utilities--.6%
Entergy	32,710	2,360,681
Questar	71,310b	1,242,933
		3,603,614
Total Common Stocks
(cost $454,831,891)		567,741,464

Preferred Stocks--.2%
Consumer Discretionary
General Motors,
Conv., Ser. B
(cost $1,294,748)	24,920	1,353,405

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,066,000)	4,066,000[c]	4,066,000
Investment of Cash Collateral for
Securities Loaned--9.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $55,630,406)	55,630,406[c]	55,630,406

Total Investments (cost $515,823,045)	109.5%	628,791,275
Liabilities, Less Cash and Receivables	(9.5%)	(54,365,710)
Net Assets	100.0%	574,425,565

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At January 31, 2011, the market value of the fund's securities on loan was $54,702,099 and the market value of the collateral held by the fund was $55,630,406.
c Investment in affiliated money market mutual fund.

At January 31, 2011 the aggregate cost of investment securities for income tax purposes was $515,823,045.

Net unrealized appreciation on investments was $113,004,829 of which $116,778,072 related to appreciated investment securities and $3,773,243 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	17.9
Financial	15.4
Consumer Discretionary	15.1
Industrial	13.0
Energy	11.6
Money Market Investments	10.4
Health Care	9.9
Consumer Staples	7.7
Materials	4.0
Telecommunication Services	3.8
Utilities	.6
Exchange Traded Funds	.1
109.5

† Based on net assets.

STATEMENT OF OPTIONS WRITTEN
January 31, 2011 (Unaudited)

	Number of
	Contracts		Value ($)
Call Options;
Carnival,
April 2011 @ $50
(premiums received $51,599)	300	[a]	(15,000)

a Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

		Level 2 - Other
	Level 1 - Unadjusted Quoted	Significant Observable	Level 3 -Significant
Assets ($)	Prices	Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	554,921,329	-	-	554,921,329
Equity Securities - Foreign+	13,325,156	-	-	13,325,156
Mutual Funds/Exchange Traded Funds	60,544,790	-	-	60,544,790
Liabilities ($)
Other Financial Instruments:
Options Written	(15,000)	-	-	(15,000)

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors.  Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Options which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: March 25, 2011

By: /s/ James Windels
James Windels Treasurer
Date: March 25, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)